SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Iife of intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Customer lists and municipal contracts | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer lists and municipal contracts | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Trade name, definite life C of A and other assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Trade name, definite life C of A and other assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years